CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.01
Common stock, shares authorized	1,050
Common stock, shares outstanding	705.1	675.6
Senior Notes	$ 4,543	$ 4,249
Exchangeable Debentures
Senior Notes	902
HOST HOTELS & RESORTS, INC.
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,050	1,050
Common stock, shares issued	705.1	675.6
Common stock, shares outstanding	705.1	675.6
Senior Notes	4,543	4,249
HOST HOTELS & RESORTS, INC. | Exchangeable Debentures
Senior Notes	902	1,156
HOST HOTELS & RESORTS L.P.
Senior Notes	4,543	4,249
HOST HOTELS & RESORTS L.P. | Exchangeable Debentures
Senior Notes	$ 902	$ 1,156